Exhibit 99.1

World Omni Auto Receivables Trust 2022-A

Monthly Servicer Certificate

February 28, 2023

Dates Covered
Collections Period	02/01/23 - 02/28/23
Interest Accrual Period	02/15/23 - 03/14/23
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/23	584,377,486.59	29,317
Yield Supplement Overcollateralization Amount 01/31/23	18,264,174.73	0
Receivables Balance 01/31/23	602,641,661.32	29,317
Principal Payments	18,972,722.42	518
Defaulted Receivables	634,854.34	27
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/23	17,377,775.02	0
Pool Balance at 02/28/23	565,656,309.54	28,772

Pool Statistics	$ Amount	# of Accounts
Pool Factor	60.47%
Prepayment ABS Speed	1.15%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	7,543,450.40	283
Past Due 61-90 days	2,035,581.74	80
Past Due 91-120 days	413,761.38	17
Past Due 121+ days	0.00	0
Total	9,992,793.52	380

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.71%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.42%
Delinquency Trigger Occurred	NO

Recoveries	471,715.29
Aggregate Net Losses/(Gains) - February 2023	163,139.05
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.32%
Prior Net Losses/(Gains) Ratio	0.20%
Second Prior Net Losses/(Gains) Ratio	0.64%
Third Prior Net Losses/(Gains) Ratio	0.71%
Four Month Average	0.47%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.29%

Overcollateralization Target Amount	6,505,047.56
Actual Overcollateralization	6,505,047.56
Weighted Average Contract Rate	4.20%
Weighted Average Contract Rate, Yield Adjusted	5.88%
Weighted Average Remaining Term	50.29

Flow of Funds	$ Amount
Collections	21,460,412.99
Investment Earnings on Cash Accounts	10,800.56
Servicing Fee	(502,201.38)
Transfer to Collection Account	-
Available Funds	20,969,012.17

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	692,955.01
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,000,835.95
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,505,047.56
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,688,316.15

Total Distributions of Available Funds	20,969,012.17

Servicing Fee	502,201.38
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 02/15/23	577,657,145.49
Principal Paid	18,505,883.51
Note Balance @ 03/15/23	559,151,261.98

Class A-1
Note Balance @ 02/15/23	0.00
Principal Paid	0.00
Note Balance @ 03/15/23	0.00
Note Factor @ 03/15/23	0.0000000%

Class A-2
Note Balance @ 02/15/23	150,927,145.49
Principal Paid	18,505,883.51
Note Balance @ 03/15/23	132,421,261.98
Note Factor @ 03/15/23	43.3060573%

Class A-3
Note Balance @ 02/15/23	305,780,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	305,780,000.00
Note Factor @ 03/15/23	100.0000000%

Class A-4
Note Balance @ 02/15/23	79,150,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	79,150,000.00
Note Factor @ 03/15/23	100.0000000%

Class B
Note Balance @ 02/15/23	27,870,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	27,870,000.00
Note Factor @ 03/15/23	100.0000000%

Class C
Note Balance @ 02/15/23	13,930,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	13,930,000.00
Note Factor @ 03/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	774,812.51
Total Principal Paid	18,505,883.51
Total Paid	19,280,696.02

Class A-1
Coupon	0.39629%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.15000%
Interest Paid	144,638.51
Principal Paid	18,505,883.51
Total Paid to A-2 Holders	18,650,522.02

Class A-3
Coupon	1.66000%
Interest Paid	422,995.67
Principal Paid	0.00
Total Paid to A-3 Holders	422,995.67

Class A-4
Coupon	1.90000%
Interest Paid	125,320.83
Principal Paid	0.00
Total Paid to A-4 Holders	125,320.83

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.8362700
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.9737547
Total Distribution Amount	20.8100247

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.4730149
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	60.5202548
Total A-2 Distribution Amount	60.9932697

A-3 Interest Distribution Amount	1.3833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.3833333

A-4 Interest Distribution Amount	1.5833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5833333

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	648.49
Noteholders' Principal Distributable Amount	351.51

Account Balances	$ Amount
Reserve Account
Balance as of 02/15/23	2,322,098.97
Investment Earnings	7,859.33
Investment Earnings Paid	(7,859.33)
Deposit/(Withdrawal)	-
Balance as of 03/15/23	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,132,790.38	$3,828,642.21	$5,327,450.70
Number of Extensions	118	133	190
Ratio of extensions to Beginning of Period Receivables Balance	0.52%	0.61%	0.82%